Label	Element	Value
Issued capital [member]
Equity	ifrs-full_Equity	$ 2,416,256,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	297,700,295
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	$ 1,721,000
Retained earnings [member]
Equity	ifrs-full_Equity	(1,388,779,000)
Additional paid-in capital [member]
Equity	ifrs-full_Equity	$ 297,819,000